ATLANTIC WHITEHALL FUNDS TRUST
                               4400 Computer Drive
                        Westborough, Massachusetts 01581
                                 (617) 535-0526



April 2, 2007


Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:     Atlantic Whitehall Funds Trust (the "Registrant")
        (33-83430; 811-08738)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectuses and Statement of Additional Information of the Registrant, dated April 1, 2007, no changes were made to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 31 to the Registrant's registration statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 30, 2007.


Very truly yours,

/s/ Robert Saccone
-------------------
Robert Saccone]
Vice President
Atlantic Whitehall Funds Trust